Finance receivables - Additional Information (Detail) - Geographic Concentration Ratio - Finance receivables	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	55.80%	55.20%
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	12.60%	12.30%
Japan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	8.80%	8.20%
Asia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	13.00%	13.00%
Other Countries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk Percentage	9.80%	11.30%